Premises And Equipment - Details of right-of-use assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ 578,943	₩ 383,682	₩ 365,083	₩ 385,544
Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	1,070,624	775,785
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(491,681)	(392,103)
Building
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	557,049	362,702	349,494	367,480
Building | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	1,031,511	735,396
Building | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(474,462)	(372,694)
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	21,894	20,980	₩ 15,589	₩ 18,064
Equipment and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	39,113	40,389
Equipment and vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ (17,219)	₩ (19,409)